Loans (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Schedule of Non-Covered and Covered Loans
Loans consist of the following at December 31:

(Dollars in thousands)	2017	2016
Commercial loans:
Real estate - construction	$1,240,396	$802,242
Real estate - owner-occupied	2,529,885	2,277,749
Real estate - non-owner-occupied	5,167,949	3,766,558
Commercial and industrial	5,135,067	4,060,032
	14,073,297	10,906,581

Residential mortgage loans:	3,056,352	1,267,400

Consumer loans:
Home equity	2,292,275	2,155,926
Indirect automobile	62,693	131,052
Credit card	96,368	82,992
Other	497,196	521,020
	2,948,532	2,890,990
Total	$20,078,181	$15,064,971

Schedule of Aging of Loans
The following tables provide an analysis of the aging of loans as of December 31, 2017 and 2016. Past due and non-accrual loan amounts exclude acquired impaired loans, even if contractually past due or if the Company does not expect to receive payment in full, as the Company is currently accreting interest income over the expected life of the loans.

	December 31, 2017
	Accruing
(Dollars in thousands)	Current or Less Than 30 days past due	30-59 days	60-89 days	> 90 days	Total Past Due	Non-accrual Loans	Acquired Impaired Loans	Total Loans
Commercial real estate - construction	$1,197,766	$269	$—	$458	$727	$2,635	$39,268	$1,240,396
Real estate - owner-occupied	2,398,487	1,631	659	74	2,364	24,457	104,577	2,529,885
Real estate - non-owner-occupied	5,066,084	2,086	6,405	887	9,378	6,811	85,676	5,167,949
Commercial and industrial	5,014,438	5,788	5,726	146	11,660	77,823	31,146	5,135,067
Residential mortgage	2,877,048	10,083	8,136	5,317	23,536	17,387	138,381	3,056,352
Consumer - home equity	2,186,554	11,675	2,947	18	14,640	12,365	78,716	2,292,275
Consumer - indirect automobile	59,830	1,796	177	—	1,973	884	6	62,693
Consumer - credit card	95,264	140	374	—	514	590	—	96,368
Consumer - other	487,150	3,350	475	—	3,825	2,436	3,785	497,196
Total	$19,382,621	$36,818	$24,899	$6,900	$68,617	$145,388	$481,555	$20,078,181

	December 31, 2016
	Accruing
(Dollars in thousands)	Current or Less Than 30 days past due	30-59 days	60-89 days	> 90 days	Total Past Due	Non-accrual Loans	Acquired Impaired Loans	Total Loans
Commercial real estate - construction	$767,305	$—	$—	$—	$—	$1,946	$32,991	$802,242
Real estate - owner-occupied	2,123,014	1,452	1,712	—	3,164	25,950	125,621	2,277,749
Real estate - non-owner-occupied	3,633,472	1,123	224	32	1,379	9,651	122,056	3,766,558
Commercial and industrial	3,857,375	4,071	920	—	4,991	164,934	32,732	4,060,032
Residential mortgage	1,124,463	2,334	2,565	1,353	6,252	13,733	122,952	1,267,400
Consumer - home equity	2,050,204	6,314	1,615	—	7,929	9,374	88,419	2,155,926
Consumer - indirect automobile	127,054	2,551	405	—	2,956	1,038	4	131,052
Consumer - credit card	82,070	199	99	—	298	624	—	82,992
Consumer - other	511,105	2,538	714	—	3,252	1,252	5,411	521,020
Total	$14,276,062	$20,582	$8,254	$1,385	$30,221	$228,502	$530,186	$15,064,971

Schedule of Carrying Amount of Loans Acquired
The tables below show the balances acquired during 2017 for these two subsections of the acquired portfolio as of the acquisition date. These amounts are subject to change due to the finalization of purchase accounting adjustments.

(Dollars in thousands)	Acquired Non-Impaired Loans
Contractually required principal and interest at acquisition	$4,914,185
Expected losses and foregone interest	(54,226)
Cash flows expected to be collected at acquisition	4,859,959
Fair value of acquired loans at acquisition	$3,960,308

(Dollars in thousands)	Acquired Impaired Loans
Contractually required principal and interest at acquisition	$111,114
Non-accretable difference (expected losses and foregone interest)	(12,245)
Cash flows expected to be collected at acquisition	98,869
Accretable yield	(32,937)
Basis in acquired loans at acquisition	$65,932

Summary of Changes in Accretable Yields of Acquired Loans
The following is a summary of changes in the accretable difference for all loans accounted for under ASC 310-30 during the years ended December 31:

(Dollars in thousands)	2017	2016	2015
Balance at beginning of period	$175,054	$227,502	$287,651
Additions	32,937	—	6,823
Transfers from non-accretable difference to accretable yield	4,912	5,490	9,916
Accretion	(56,337)	(68,211)	(80,479)
Changes in expected cash flows not affecting non-accretable differences (1)	(3,943)	10,273	3,591
Balance at end of period	$152,623	$175,054	$227,502

(1)
Includes changes in cash flows expected to be collected due to the impact of changes in actual or expected timing of liquidation events, modifications, changes in interest rates and changes in prepayment assumptions.

Schedule of Modified TDRs
The following table provides information on how the TDRs were modified during the years ended December 31:

(Dollars in thousands)	2017	2016	2015
Extended maturities	$26,561	$75,315	$15,594
Interest rate adjustment	24	193	—
Maturity and interest rate adjustment	4,932	2,470	23,374
Movement to or extension of interest-rate only payments	4,161	27,931	241
Forbearance	7,226	76,819	122
Other concession(s) (1)	27,555	39,708	17,710
Total	$70,459	$222,436	$57,041

(1)	Other concessions may include covenant waivers, forgiveness of principal or interest associated with a customer bankruptcy, or a combination of any of the above concessions.

Schedule of Subsequently Defaulted TDRs
The following table presents the end of period balance for loans modified in a TDR during the years ended December 31:

	2017			2016			2015
(In thousands, except number of loans)	Number of Loans	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment	Number of Loans	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment	Number of Loans	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Commercial real estate - construction	4	$9,404	$9,628	3	$3,024	$3,035	—	$—	$—
Commercial real estate - owner-occupied	11	5,779	5,706	20	18,223	18,239	6	15,403	13,889
Commercial real estate - non-owner-occupied	19	11,974	13,738	25	16,644	10,093	5	11,361	11,361
Commercial and industrial	57	21,651	20,883	79	163,265	169,893	28	31,030	27,598
Residential mortgage	24	1,897	1,771	43	5,141	4,946	1	70	68
Consumer - home equity	123	16,346	15,862	158	13,273	12,568	50	4,440	3,865
Consumer - indirect	43	511	371	79	983	792	6	79	79
Consumer - other	78	2,671	2,500	116	3,087	2,870	17	248	181
Total	359	$70,233	$70,459	523	$223,640	$222,436	113	$62,631	$57,041
Information detailing TDRs that defaulted during the years ended December 31, 2017, 2016, and 2015 and were modified in the previous twelve months (i.e., the twelve months prior to the default) is presented in the following table. The Company has defined a default as any loan with a loan payment that is currently past due greater than 30 days, or was past due greater than 30 days at any point during the previous twelve months, or since the date of modification, whichever is shorter.

	2017		2016		2015
(In thousands, except number of loans)	Number of Loans	Recorded Investment	Number of Loans	Recorded Investment	Number of Loans	Recorded Investment
Commercial real estate - construction	2	$3,572	1	$116	—	$—
Commercial real estate - owner-occupied	6	4,668	3	3,473	2	10,956
Commercial real estate - non-owner-occupied	13	8,060	6	201	4	11,119
Commercial and industrial	32	6,550	22	14,707	21	12,090
Residential mortgage	16	1,218	8	405	—	—
Consumer - home equity	32	3,285	25	1,379	20	1,547
Consumer - indirect	33	323	37	338	6	79
Consumer - other	29	1,058	22	606	9	2
Total	163	$28,734	124	$21,225	62	$35,793